Loans and Allowance for Loan Losses - Schedule of Impaired Loans with Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Impaired loans
Recorded Investment, With no related allowance recorded	$ 17,664	$ 16,627
Unpaid Principal Balance, With no related allowance recorded	18,975	17,209
Recorded Investment, With an allowance recorded	2,697	10,627
Unpaid Principal Balance, With an allowance recorded	3,078	11,445
Specific Reserves, With an allowance recorded	258	3,044
Total impaired loans	20,361	27,254
Total impaired loans, Unpaid Principal Balance	22,053	28,654
Commercial, Financial, and Agricultural
Impaired loans
Recorded Investment, With an allowance recorded	295	341
Unpaid Principal Balance, With an allowance recorded	330	374
Specific Reserves, With an allowance recorded	36	42
Real estate construction − residential and Real estate mortgage − residential
Impaired loans
Recorded Investment, With no related allowance recorded		1,034
Unpaid Principal Balance, With no related allowance recorded		1,152
Real estate construction − residential and Real estate mortgage − residential | Mortgage
Impaired loans
Recorded Investment, With an allowance recorded	1,863	1,357
Unpaid Principal Balance, With an allowance recorded	2,080	1,730
Specific Reserves, With an allowance recorded	148	166
Real estate construction − commercial and Real estate mortgage − commercial
Impaired loans
Recorded Investment, With no related allowance recorded	17,664	15,593
Unpaid Principal Balance, With no related allowance recorded	18,975	16,057
Real estate construction − commercial and Real estate mortgage − commercial | Construction
Impaired loans
Recorded Investment, With an allowance recorded	87	105
Unpaid Principal Balance, With an allowance recorded	127	138
Specific Reserves, With an allowance recorded	11	13
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
Impaired loans
Recorded Investment, With an allowance recorded	446	8,764
Unpaid Principal Balance, With an allowance recorded	535	9,142
Specific Reserves, With an allowance recorded	62	2,815
Installment and other consumer
Impaired loans
Recorded Investment, With an allowance recorded	6	60
Unpaid Principal Balance, With an allowance recorded	6	61
Specific Reserves, With an allowance recorded	$ 1	$ 8